UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     SHAY ASSETS MANAGEMENT, INC.
          ---------------------------------
Address:  230 WEST MONROE STREET
          ---------------------------------
          SUITE 2810
          ---------------------------------
          CHICAGO, IL  60606
          ---------------------------------

13F File Number:  28-7232
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   DAVID F. ADAMSON
        ---------------------------------------------------
Title:  PRESIDENT
        ---------------------------------------------------
Phone:  (312) 214-6590
        ---------------------------------------------------

Signature, Place, and Date of Signing:

    /s/DAVID F. ADAMSON      CHICAGO, IL               November 2, 2009
    -------------------      -------------------      ------------------
        [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     NONE
                                            ---------------------
Form 13F Information Table Entry Total:                  28
                                            ---------------------
Form 13F Information Table Value Total:             $76,894
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                   FORM 13F INFORMATION TABLE
          ITEM 1               ITEM 2     ITEM 3     ITEM 4            ITEM 5        ITEM 6     ITEM 7           ITEM 8
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                            VOTING AUTHORITY
                              TITLE OF              VALUE     SHARES/   SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER                 CLASS      CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------                --------  ---------  --------   -------   ---  ----  ----------  --------  ----     ------  ----
ABBOTT LABS                   COMMON    002824100     2,968     60,000                SOLE                X
AMERICAN EXPRESS CO.          COMMON    025816109     2,543     75,000                SOLE                X
AUTOMATIC DATA PROCESSING     COMMON    053015103     2,751     70,000                SOLE                X
BECTON DICKINSON & CO.        COMMON    075887109     2,093     30,000                SOLE                X
BERKSHIRE HATHAWAY CL A       CLASS A   084670108     3,636       36                  SOLE                X
CHEVRON CORP                  COMMON    166764100     1,409     20,000                SOLE                X
CISCO SYSTEMS                 COMMON    17275R102     2,589    110,000                SOLE                X
COCA COLA CO.                 COMMON    191216100     3,759     70,000                SOLE                X
EXXON MOBIL CORP.             COMMON    30231G102     3,087     45,000                SOLE                X
GENERAL DYNAMICS CORP.        COMMON    369550108     2,261     35,000                SOLE                X
GENERAL ELECTRIC CO.          COMMON    369604103     2,693    164,000                SOLE                X
HOME DEPOT, INC.              COMMON    437076102     1,865     70,000                SOLE                X
I B M CORP.                   COMMON    459200101     3,588     30,000                SOLE                X
JOHNSON & JOHNSON             COMMON    478160104     3,653     60,000                SOLE                X
MC DONALD'S CORP.             COMMON    580135101     2,854     50,000                SOLE                X
MEDTRONIC, INC.               COMMON    585055106     2,208     60,000                SOLE                X
MICROSOFT                     COMMON    594918104     3,236    125,000                SOLE                X
OMNICOM GROUP                 COMMON    681919106     1,478     40,000                SOLE                X
PEPSICO, INC.                 COMMON    713448108     3,520     60,000                SOLE                X
PROCTER & GAMBLE CO.          COMMON    742718109     3,765     65,000                SOLE                X
STAPLES, INC.                 COMMON    855030102     1,625     70,000                SOLE                X
SYSCO CORPORATION             COMMON    871829107     2,485    100,000                SOLE                X
3M CO.                        COMMON    88579Y101     2,952     40,000                SOLE                X
UNITED PARCEL SERVICE         CLASS B   911312106     2,541     45,000                SOLE                X
UNITED TECHNOLOGIES CORP.     COMMON    913017109     3,047     50,000                SOLE                X
UNITEDHEALTH GROUP            COMMON    91324P102     1,753     70,000                SOLE                X
WALMART                       COMMON    931142103     3,436     70,000                SOLE                X
WELLS FARGO CO.               COMMON    949746101     3,100    110,000                SOLE                X
TOTAL                                                76,894